                                                         UNITED STATES
                                             SECURITIES AND EXCHANGE COMMISSION
                                                      Washington, D.C. 20549

                                                            FORM 13F-HR/A

                                                      FORM 13F-HR/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 5, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 27, 2003.


Report for the Calendar Year or Quarter Ended:       September 30, 2002

Check here if Amendment  [x];  Amendment Number:     2
  This Amendment (Check only one.) :
                                                 [  ]  is a restatement.
                                                 [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               DMG Advisors LLC
Address:                            53 Forest Ave, Suite 202
                                    Old Greenwich, CT  06870
Form 13F File Number:      Unassigned.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas McAuley

Title:            Chief Investment Officer

Phone:            203-967-5700

Signature, Place, and Date of Signing:

/s/Thomas McAuley         Old Greenwich, Connecticut              March 4, 2003
-------------------      -----------------------------          ---------------
Thomas McAuley                City, State                                  Date

Note: The previous 13F-HR/A was transcribed incorrectly during the edgarizing process.

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                     FORM 13F-HR/A SUMMARY PAGE


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:      73 Items

Form 13F Information Table Value Total:     $ 289,669.92 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE
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
                                                                   Value    SHARE OR    SH/PRN    Investment     Other     Voting
                                                                               PRN
         Name of Issuer         Title of Class      Cusip       (x$1000)    Amount    PUT/CALL   Discretion   Managers   Authority
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                       COM             002824100      11,514.00    285,000        SH       DEFINED        N/A     SHARED
ABERCROMBIE & FI                  CL A            002896207       2,360.40    120,000        SH       DEFINED        N/A     SHARED
ADELPHIA BUS SOL                  CL A            006847107           2.31     79,694        SH       DEFINED        N/A     SHARED
AKSYS LTD                         COM             010196103         541.37     96,500        SH       DEFINED        N/A     SHARED
Alliance Pharmaceutical           COM             018773309          18.73     74,900        SH       DEFINED        N/A     SHARED
ALLOY INC                         COM             019855105      15,754.29  1,895,823        SH       DEFINED        N/A     SHARED
ALTEON INC                        COM             02144G107         138.60     79,200        SH       DEFINED        N/A     SHARED
APHTON CORP                       COM             03759P100          98.74     44,081        SH       DEFINED        N/A     SHARED
APPLE COMPUTER                    COM             037833100         725.00     50,000        SH       DEFINED        N/A     SHARED
ARTISTDIRECT INC                  COM             04315D400         862.98    151,400        SH       DEFINED        N/A     SHARED
AUTOZONE INC                      COM             053332102       8,043.72    102,000        SH       DEFINED        N/A     SHARED
AVENUE A INC                      COM             053566105       1,125.00    450,000        SH       DEFINED        N/A     SHARED
AVI BIOPHARMA                     COM             002346104         364.66     68,934        SH       DEFINED        N/A     SHARED
BERKSHIRE HATH-A                  CL A            084670108       4,434.00         60        SH       DEFINED        N/A     SHARED
BOEING CO                         COM             097023105       9,843.09    288,400        SH       DEFINED        N/A     SHARED
BROOKTROUT INC                    COM             114580103         632.49    138,400        SH       DEFINED        N/A     SHARED
CAN NATL RAILWAY                  COM             136375102       3,958.04    106,000        SH       DEFINED        N/A     SHARED
CHAMPPS ENTERTAINMENT INC         COM             158787101       4,469.36    570,800        SH       DEFINED        N/A     SHARED
CHIQUITA BRANDS                   COM             170032809       1,545.00    100,000        SH       DEFINED        N/A     SHARED
CROWN CORK&SEAL CO INC            COM             228255105       2,231.25    425,000        SH       DEFINED        N/A     SHARED
CSK AUTO CORP                     COM             125965103       2,228.93    178,600        SH       DEFINED        N/A     SHARED
DAVITA INC                        COM             23918K108       9,590.54    406,379        SH       DEFINED        N/A     SHARED
DOMINION RES INC                  COM             25746U109       4,058.40     80,000        SH       DEFINED        N/A     SHARED
ECHOSTAR COMM-A                   CL A            278762109       4,065.50    235,000        SH       DEFINED        N/A     SHARED
EMCOR GROUP INC                   COM             29084Q100       5,978.91    120,300        SH       DEFINED        N/A     SHARED
ENTREMED                          COM             29382F103          73.74     45,800        SH       DEFINED        N/A     SHARED
GENCORP INC                       COM             368682100       1,612.62    160,300        SH       DEFINED        N/A     SHARED
GLOBAL LIGHT TEL                  COM             37934X100           2.13    337,300        SH       DEFINED        N/A     SHARED
HCA-THE HEALTHCA                  COM             404119109       5,713.20    120,000        SH       DEFINED        N/A     SHARED
HEALTHCARE SERVS                  COM             421906108       2,693.90    197,500        SH       DEFINED        N/A     SHARED
IMPAX LABS INC                    COM             45256B101       1,010.59    207,940        SH       DEFINED        N/A     SHARED
IMPLANT SCIENCE                   COM             45320R108         350.00     70,000        SH       DEFINED        N/A     SHARED
INNKEEPERS USA                    COM             4576J0104       1,721.05    215,400        SH       DEFINED        N/A     SHARED
INTERGRAPH CORP COM               COM             458683109       1,281.75     75,000        SH       DEFINED        N/A     SHARED
INTERTRUST TECH                   COM             46113Q109      22,116.34  6,933,023        SH       DEFINED        N/A     SHARED
JAN 04 PUTS ON AAPL US @ 20       PUT             378333MD          393.25        550       PUT       DEFINED        N/A     SHARED
KAISER VENTURES                   COM             483100103         493.67    132,000        SH       DEFINED        N/A     SHARED
KERR-MCGEE CORP                   COM             492386107       3,040.80     70,000        SH       DEFINED        N/A     SHARED
KINDER MORGAN                     COM             49455P101       9,536.05    269,000        SH       DEFINED        N/A     SHARED
LADENBURG THALMA                  COM             50575Q102           2.67     14,040        SH       DEFINED        N/A     SHARED
LIZ CLAIBORNE                     COM             539320101       5,117.25    205,100        SH       DEFINED        N/A     SHARED
MERRILL LYNCH                     COM             590188108       2,306.50     70,000        SH       DEFINED        N/A     SHARED
MERTRO-GOLDWYN-MAYER INC          COM             591610100         597.50     50,000        SH       DEFINED        N/A     SHARED
MKS INC.                          COM             55309B107           2.83      4,999        SH       DEFINED        N/A     SHARED
NATIONAL-OILWELL INC              COM             637071101       2,761.65    142,500        SH       DEFINED        N/A     SHARED
NEW DRAGON ASIA                   COM             64378H102          15.60     30,000        SH       DEFINED        N/A     SHARED
NEW YORK COMMUNITY BANCORP        COM             649445103       2,394.45     85,000        SH       DEFINED        N/A     SHARED
NOBLE ENERGY INC.                 COM             655044105       6,444.11    189,700        SH       DEFINED        N/A     SHARED
OMI CORP                          COM             Y6476W104         898.13    275,500        SH       DEFINED        N/A     SHARED
ORTHOVITA INC                     COM             68750U102       1,956.63    711,500        SH       DEFINED        N/A     SHARED
PETSMART INC                      COM             716768106       3,562.00    200,000        SH       DEFINED        N/A     SHARED
PFIZER INC                        COM             717081103       2,031.40     70,000        SH       DEFINED        N/A     SHARED
PRIDE INTL INC                    COM             74153Q102       5,200.00    400,000        SH       DEFINED        N/A     SHARED
PRIORITY HEALTHC                  CL B            74264T102       7,066.08    280,400        SH       DEFINED        N/A     SHARED
RENAISSANCERE                     COM             G7496G103       3,779.00    100,000        SH       DEFINED        N/A     SHARED
ROSS STORES INC                   COM             778296103       3,920.40    110,000        SH       DEFINED        N/A     SHARED
ROYAL DUT PE-NYS                NY REG GLD1.25    780257804       4,017.00    100,000        SH       DEFINED        N/A     SHARED
SAFLINK CORP                      COM             786578302      15,735.91  6,170,945        SH       DEFINED        N/A     SHARED
SAPPI LTD-ADR                     SPON ADR NEW    803069202       2,978.47    260,000        SH       DEFINED        N/A     SHARED
SONIC CORP                        COM             835451105       4,620.00    200,000        SH       DEFINED        N/A     SHARED
TALISMAN ENERGY INC               COM             87425E103       3,208.00     80,000        SH       DEFINED        N/A     SHARED
TENET HEALTHCARE                  COM             88033G100       4,702.45     94,999        SH       DEFINED        N/A     SHARED
TIFFANY & CO                      COM             886547108       3,512.38    163,900        SH       DEFINED        N/A     SHARED
UNIVERSAL COMPRE                  COM             913431102       2,413.80    149,000        SH       DEFINED        N/A     SHARED
UNIVISION COMM-A                  CL A            913431102      13,144.20    576,500        SH       DEFINED        N/A     SHARED
USA EDUCATION                     COM             78442P106      13,039.60    140,000        SH       DEFINED        N/A     SHARED
VIACOM INC-CL A                   CL A            925524100       3,041.25     75,000        SH       DEFINED        N/A     SHARED
VIACOM INC-CL B                   CL B            925524308       7,096.25    175,000        SH       DEFINED        N/A     SHARED
VIROLOGIC INC                     COM             92823R201       1,051.33    914,203        SH       DEFINED        N/A     SHARED
WEIGHT WATCHERS                   COM             948626106       7,804.80    180,000        SH       DEFINED        N/A     SHARED
WESTERN GAS RES                   COM             958259103       4,200.00    134,400        SH       DEFINED        N/A     SHARED
WESTMORELAND COA                  COM             960878106       3,365.86    269,700        SH       DEFINED        N/A     SHARED
WIRE ONE TECH                     COM             976521104       3,058.05  1,609,500        SH       DEFINED        N/A     SHARED

Total                                                            289,669.92 29,212,170